Capital management - Additional information (Details) - Increase (decrease) due to departure from requirement of IFRS	3 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Disclosure Of Capital Management [Line Items]
Dividend pay-out ratio	50.00%		50.00%
Common equity Tier 1 ratio and a fully- loaded common equity Tier 1 ratio	11.09%	10.88%
Transitional (phased-in) common equity Tier 1 required			11.03%
Tier 1 minimum requirements			6.00%
Total capital ratio required			8.00%
MDA Trigger, CET1	11.03%		11.03%
MDA Trigger, Tier 1 capital	12.84%		12.84%
MDA Trigger, total capital	15.25%		15.25%
MDA requirement on leverage ratio	3.50%		3.50%
Pillar 1 requirement
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			4.50%
Pillar 2 requirement
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			0.93%
Capital Conservation Buffer
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			2.50%
Countercyclical Buffer
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			0.93%
Sectoral Systemic Risk buffer (s-SyRB)
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			0.16%
O-SII
Disclosure Of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required			2.00%